Shareowners' Equity (Noncontrolling Interests) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended											12 Months Ended
	Dec. 31, 2014		Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014		Dec. 31, 2013		Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Changes To Noncontrolling Interest
Beginning balance					$ 432	[1]					$ 707	$ 432	[1]	$ 707		$ 690
Net earnings	86		55	10	11		15		10	17	11	162		53		63
Dividends												(6)		(48)		(19)
Dispositions												(75)		(174)		0
Synchrony Financial												2,393		0		0
AOCI and other												(7)		(106)		(27)
Ending balance	2,899	[1]					432	[1]				2,899	[1]	432	[1]	707
Other noncontrolling interests in consolidated affiliates
Changes To Noncontrolling Interest
Synchrony Financial												2,531		0
AOCI and other												$ (368)		$ (432)

[1]	(c) Included AOCI attributable to noncontrolling interests of $(154) million and $(139) million at December 31, 2014 and 2013, respectively.